Stockholders' Equity (Tables)	12 Months Ended
Dec. 31, 2023
Equity [Abstract]
Schedule of Common Stock Outstanding Roll Forward
A roll forward of common stock activity is presented in the following table:

Number of Shares of Common Stock

	December 31, 2023		December 31, 2022
	Outstanding		Outstanding
	Class A	Class B	Class A	Class B
Common stock - beginning of period	13,501,017	1,005,185	8,811,220	1,005,185
Common stock issuance - CIT Merger	—	—	6,140,010	—
Restricted stock units vested, net of shares held to cover taxes	13,916	—	49,787	—
Shares purchased under authorized repurchase plan	—	—	(1,500,000)	—
Common stock - end of period	13,514,933	1,005,185	13,501,017	1,005,185

Schedule of Preferred Stock and Depositary Shares
The following table summarizes BancShares’ non-cumulative perpetual preferred stock.

Preferred Stock

dollars in millions, except per share and par value data
Preferred Stock	Issuance Date	Earliest Redemption Date	Par Value	Shares Authorized, Issued and Outstanding	Liquidation Preference Per Share	Total Liquidation Preference	Dividend
Series A	March 12, 2020	March 15, 2025	$0.01	345,000	$1,000	$345	5.375%
Series B (1)	January 3, 2022	January 4, 2027	0.01	325,000	1,000	325	SOFR + 3.972%
Series C	January 3, 2022	January 4, 2027	0.01	8,000,000	25	200	5.625%
(1) Beginning July 1, 2023, BancShares moved to Term SOFR plus a credit spread adjustment for its Series B Preferred Stock. The final dividend payment based on LIBOR occurred September 15, 2023.